Document and Entity Information	Mar. 29, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	Change Healthcare Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38961
Entity Tax Identification Number	82-2152098
Entity Address, Address Line One	424 Church Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37219
City Area Code	615
Local Phone Number	932-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001756497
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHNG
Security Exchange Name	NASDAQ
6.00% Tangible Equity Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.00% Tangible Equity Units
Trading Symbol	CHNGU
Security Exchange Name	NASDAQ